Summary of Significant Accounting Policies (Schedule of Earnings (Loss) Per Share) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)	$ 12,931,025	$ (12,099,075)	$ 2,185,047	$ (12,446,470)	$ (8,076,982)	$ (6,979,488)
Weighted average number of shares outstanding, basic	32,370,784	11,919,771	32,191,549	11,495,820
Weighted average shares outstanding - dilutive	34,873,579	11,919,771	34,491,919	11,495,820
Basic earnings per share	$ 0.4	$ (1.02)	$ 0.07	$ (1.08)
Diluted earnings per share	$ 0.37	$ (1.02)	$ 0.06	$ (1.08)
Stock Options [Member]
Earnings Per Share Basic And Diluted [Line Items]
Weighted average shares outstanding - dilutive	0
Convertible Notes [Member]
Earnings Per Share Basic And Diluted [Line Items]
Weighted average shares outstanding - dilutive	559,006		281,030
Dilutive Warrants [Member]
Earnings Per Share Basic And Diluted [Line Items]
Weighted average shares outstanding - dilutive	1,943,789		2,019,340